COST METHOD INVESTMENT (Narrative) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2015 USD ($)
Schedule of Cost-method Investments [Line Items]
Cost Method Investment, Ownership Percentage	20.00%	20.00%	20.00%	20.00%	20.00%
Cost Method Investments	¥ 22,160	$ 3,406	¥ 22,160	¥ 22,160	$ 3,406